Balance sheet Components - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Finished Goods	$ 295	$ 538
Work in process	2,043	2,219
Purchased parts and raw materials	3,255	889
Total inventories	$ 5,593	$ 3,646